Interest Expense - Schedule of Interest Expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Interest Expense [Abstract]
Interest on SVB debt facility (Note 11(a))	$ 601,637	$ 1,162,773
Other interest and accretion	1,936	7,400
Total	$ 603,573	$ 1,170,173